INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Long-Lived Assets by Geographic Area) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 635,124	$ 616,686
Israel [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	218,810	215,511
USA [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	214,393	203,501
Japan [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 201,921	$ 197,674